STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 10 - STOCKHOLDERS' EQUITY

The Company is authorized to issue 500,000,000 shares of common stock and 20,000,000 shares of preferred stock, both having $.0001 par value per share. At September 30, 2016 there were 34,186,572 outstanding shares of common stock and no outstanding shares of preferred stock.

Common Shares Issued

As stated in the foregoing Note 5, the Company issued a total of 1,330,000 common shares as stock payment awards under its 2016 Plan valued in total at $864,500. These stock payment awards were issued for management bonuses, development and support services, marketing services, and professional services based on a valuation of $.65 per share. The valuation was based on the most recent sale of our common stock in a private placement.

During the first nine months of 2016, the Company sold and issued a total of 1,767,948 unregistered common shares in private placement transactions to raise working capital, and incident thereto raised net proceeds of $745,000 at an average price of approximately $.42 per share. These private sales were all made to accredited investors having pre-existing relationships with the Company, and were made in reliance upon an exemption from securities registration pursuant to Section 4(a)(2) of the Securities Act of 1933.

In February 2016, the Company issued 25,000 unregistered common shares for marketing services valued at $10,000 ($0.40 per share); in March 2016, the Company issued 275,000 unregistered common shares for financial services valued at $100,000 ($0.40 per share); and in June 2016 the Company issued 115,000 unregistered common shares for financial services valued at $46,000 ($0.40 per share).

In June 2016, the Company issued 135,000 unregistered common shares, valued at $.65 per share, to a former employee incident to settlement of a lawsuit.

In June 2016, the Company satisfied and converted $75,000 of an outstanding Note through the issuance of 187,500 unregistered common shares to the Noteholder ($0.40 per share).

During the quarter ended September 30, 2016, the Company sold 208,333 unregistered shares for approximately $75,000.

In August 2016, the Company awarded as a bonus and issued 25,000 unregistered common shares to each of two officers (a total of 50,000 shares) valued at $.40 per share.

On September 30, 2016 the Company completed the following transactions:

(i) An issuance of 79,330 unregistered common shares to the owner of our office premises, an accredited investor, for past due rental in the amount of $37,659.

(ii) An issuance of a total of 1,887,222 unregistered common shares to two persons to convert a total of $566,166 of Notes and other debt into equity on the basis of $.30 per share, which transaction is described in the foregoing Note 3 of these interim financial statements.

(iii) An issuance of 83,333 unregistered common shares to each of our CEO and CFO (a total of 166,666 shares) in consideration for each of them converting $25,000 of their outstanding Notes based on $.30 per share.

(iv) An issuance of a total of 370,000 unregistered common shares to four accredited persons, valued at $.30 per share, in consideration for past financial services provided by them.

Stock Options Granted

In April 2016, the Company granted stock options under its 2011 Plan to our newly hired Chief Technology Officer for the purchase of up to 1,600,000 common shares vesting quarterly and ratably over a 4-year period and exercisable (including cashless exercise) at $0.35 per share. This stock option grant was valued at $208,000 pursuant to our Black Scholes valuation model.

In August-September, 2016 the Company granted four-year stock options under its 2011 Plan to employees for the aggregate purchase of 1,075,000 common shares, vesting ratably on a quarterly basis, and including 575,000 shares exercisable at $.50 per share and 500,000 shares exercisable at $.65 per share. These stock option grants were valued at a total of $83,917 pursuant to our Black Scholes valuation model.

Warrants Issued

In March 2016, pursuant to a one-year marketing agreement, the Company issued a five-year Warrant for marketing services to purchase 120,000 common shares exercisable at $.50 per share anytime in whole or in part until expiration of the Warrant, and which Warrant was valued at $30,000 pursuant to our Black Scholes valuation model.

In June 2016, the Company issued a five-year Warrant for financial services to purchase up to 25,000 common shares exercisable at $.40 per share anytime until expiration, and also issued a five-year Warrant for operational services to purchase 75,000 common shares exercisable at $.50 per share anytime until expiration. These two Warrants were valued at $30,000 pursuant to our Black Scholes valuation model.

In August 2016, the Company granted and issued a four-year warrant bonus to a key executive officer to purchase 250,000 common shares at $.30 per share, fully vested. This warrant was valued at $48,750 pursuant to our Black Scholes valuation model.

Recent Exercise of Scenic City Stock Option - Prior to our December 2015 Merger of our Delaware parent corporation with our Minnesota subsidiary corporation, the Company granted an Option to Purchase Common Stock to Scenic City F-10 VIII, Inc. (“Scenic City”) for advisory services provided to the Company prior to the Merger. As later amended, this stock option resulted in Scenic City holding the right to purchase 1,217,981 shares of our common stock for a total purchase price of $300.

In October 2016, Scenic City exercised this stock option in full, after which the Company issued 1,217,981 common shares to Scenic City, with the related stock certificate bearing a restrictive legend prohibiting further sale or transfer of these shares unless registered under applicable securities laws or exempt from such registration.

The Company is authorized the issuance of 500,000,000 shares of common stock and 20,000,000 shares of preferred stock, both $0.0001 par values per share. At December 31, 2014 and 2015, there were 19,662,809 and 27,797,950 outstanding shares of common stock and no outstanding shares of Preferred stock, respectively.

Common shares issued

During the year ended December 31, 2015, the Company issued 8,135,141 common shares. Of this amount 1,930,188 shares were issued for cash of $730,000, 4,190,522 shares were issued for a debt reduction of $2,640,243 and 1,714,431 shares were issued for services which were valued at approximately $616,888. The market price of the stock for services was determined to be the last amount the company raised money for which averaged $0.36 per share.

During the year ended December 31, 2014, the Company issued 4,312,500 shares of common stock. Of this amount 377,359 shares were issued for cash of $100,000 with 3,935,141 shares issued for services equaling $1,042,812. The price per shares in 2014 was determined to be $0.265.

Equity Compensation Plan

In 2011 the Board of Directors and shareholders of our Minnesota Fision subsidiary adopted and approved our 2011 Stock Option and Compensation Plan, as amended on July 18, 2013 and on December 30, 2014 (the "Plan"), which is our only equity compensation plan which was approved by  stockholders.  The purpose of the Plan is to advance the interests of the Company and our stockholders by attracting, retaining and rewarding our employees and key consultants performing services for us, and to motivate them to contribute to our growth and profitability.

Issuance of Awards. Under the Plan, the issuance of awards and the persons, terms and conditions regarding any award are determined by our Board of Directors. We have reserved up to 3,100,000 shares of our common stock to satisfy any awards under the Plan which can include one or a combination of stock options, stock appreciation rights (SARs), stock awards, restricted stock, performance shares, or cash. To date, we have only granted stock option awards under the Plan, and as of December 31, 2015, we had outstanding options under the Plan for a total of 97,500 common share.

Term and Vesting of Options. Incident to granting an option award, the Board of Directors must fix the term, exercise price, number of option shares, and any applicable vesting conditions or schedule. The Board of Directors retains the right to accelerate vesting of an option anytime for any reason. The maximum term of an option under the Plan is ten years.

Exercise Price and Manner of Exercise. The exercise price for any option granted under the Plan is determined by the Board of Directors, provided that the option price for any Incentive Stock Options intended to qualify under Section 422A of the Internal Revenue Code of 1986 shall not be less than the Fair Market Value of our common stock as of the date of grant. The exercise price may be paid in cash or check, cashless exercise, or tender of our shares already owned by the option holder, with any cashless exercise or tender of shares being based on the fair market value of our common shares on the date of exercise.

Transferability of Awards. Grants of options under the Plan are not transferable other than by will or laws of descent, and can only be exercised by the grantee during his or her lifetime.

Immediate Acceleration. The Plan provides that all options and awards not yet vested will be fully vested, and all performance conditions for restricted stock or performance share awards shall be deemed satisfied, in the event of (i) a change of control whereby a person or related group obtains 40% or more of our common stock, or (ii) a majority of our directors is replaced within 24 months without approval of the existing Board of Directors, or (iii) our stockholders approve a merger or the sale or other disposition of substantially all our assets.

The 2011 Stock Option and Compensation Plan of our Minnesota Fision subsidiary was assumed by the Company under the same terms as existed prior to the Merger.

Warrants

The Company has the following outstanding warrants to purchase the Company's common stock at December 31,

			Weighted Average	Average Grant Date
	Number of Shares	Exercise Price	Exercise price	Fair value
Balance at December 31, 2013	1,517,721	0.25-1.00	0.41	0.18
Granted	158,250	0.22-.078	0.36	0.09
Forfeited or cancelled	(43,500)	0.68-0.78	(0.75)	(0.17)
Balance December 31, 2014	1,632,471	0.25-1.00
Granted	2,133,973	0.20-1.00	0.51	0.17
Forfeited or cancelled	-	-
Balance December 31, 2015	3,766,444
Exercisable	16,000